Cover	Apr. 19, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	811-21712
Entity Registrant Name	Clough Global Equity Fund
Entity Central Index Key	0001316463
Entity Tax Identification Number	20-2248098
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80290
City Area Code	(855)
Local Phone Number	425-6844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	GLQ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1290 Broadway
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203